Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2024 (year ended December 31, 2023 – 27%) as follows:
19. Income taxes (continued):

	Years ended December 31,
	2024	2023
Expected income tax expense (recovery)	$(4,552)	$(13,153)
Non-deductible stock-based compensation	158	301
Other permanent differences	1,320	86
Withholding taxes and other foreign taxes	2,304	709
Change in enacted tax rates	—	221
Foreign tax rate differences, foreign exchange and other adjustments	2,525	103
Change in valuation allowance	5,951	9,505
Expired losses	(880)	1,445
Foreign-derived income inclusion	1,783	1,785
Non-taxable portion of capital gains	(3,629)	—
Income tax expense (recovery)	$4,980	$1,002

Schedule of Deferred Tax Assets and Liabilities	The significant components of the deferred income tax assets and liabilities are as follows:

	December 31,
	2024	2023
Deferred income tax assets:
Net loss carry forwards	$216,296	$224,058
Intangible assets	3,693	3,854
Property, plant and equipment	15,376	20,292
Warranty liability	1,661	2,017
Foreign tax credits	6,481	6,481
Inventory	2,149	3,271
Research and development	4,698	5,074
Tax realignment due to Italian tax law changes	6,585	7,291
Financing and share issuance cost	373	767
Restricted interest and financing expense	3,805	2,206
Other	2,936	4,820
Total gross deferred income tax assets	264,053	280,131
Valuation allowance	(254,358)	(268,577)
Total deferred income tax assets	$9,695	$11,554
Deferred income tax liabilities:
Intangible assets	$(430)	$(430)
Property, plant and equipment	(541)	(306)
Other	(3,058)	(2,741)
Total deferred income tax liabilities	$(4,029)	$(3,477)
Total net deferred income tax assets	$5,666	$8,077

Schedule of Components of Income Tax Expense (Benefit)	The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Income (loss) before income taxes

		Current	Deferred	Total
Year ended December 31, 2024
Italy	$10,833	$823	$1,631	$2,454
United States	72	(690)	—	(690)
Canada	(32,993)	655	—	655
Netherlands	5,987	1,449	37	1,486
Poland	1,320	242	(17)	225
Other	(2,080)	704	146	850
	$(16,861)	$3,183	$1,797	$4,980
Year ended December 31, 2023
Italy	$4,531	$84	$(828)	$(744)
United States	(4,088)	14	—	14
Canada	(40,934)	590	—	590
Netherlands	3,391	744	(25)	719
Poland	2,228	253	69	322
Other	(13,844)	101	—	101
	$(48,716)	$1,786	$(784)	$1,002

Summary of Operating Loss Carryforwards	The Company has loss carry-forwards in various tax jurisdictions available to offset future taxable income that expire in the following years, as follows:

	2025	2026	2027	2028 and later	Total
Canada	$—	$—	$4,263	$641,894	$646,157
Italy	—	—	—	10,480	10,480
United States	—	—	—	85,612	85,612
Sweden	—	—	—	10,129	10,129
China	2,143	—	2,287	4,705	9,135
India	—	—	—	5,203	5,203
Australia and Other	—	—	247	6,218	6,465
Total	$2,143	$—	$6,797	$764,241	$773,181
19. Income taxes (continued):